Commitments & Contingencies (Details Narrative)			1 Months Ended	3 Months Ended
	Jan. 22, 2018 ft²	Feb. 20, 2014 USD ($) ft²	Feb. 20, 2014 USD ($) ft²	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Description of lease arrangements	On January 22, 2018, the Company entered into a 6-month sublease agreement for a portion of the 10,000 sq. ft. office/warehouse facility. The term of the sublease is February 1, 2018 through July 31, 2018 at $2,000 per month. The Company records the sublease income as a reduction of rent expense in the Consolidated Statements of Operations within general and administrative expenses.		On February 20, 2014, the Company signed a 60-month lease on a 10,000 sq. ft. office/warehouse facility and paid a deposit of $12,600. The monthly base rent is $4,200 increasing 6% every two years for the term of the lease. The property is adequate for all of the Company’s currently planned activities.
Period of rental agreement	6 months	60 months	60 months
Area of land | ft²	10,000	10,000	10,000
Deposit on rent facility			$ 12,600
Monthly rent payable		$ 4,200	$ 4,200
Monthly base rent increasing percentage			6.00%
Period of increasing base rent		2 years	2 years
Deferred rent payable				$ 5,667	$ 6,239
February 1, 2018 through July 31, 2018 [Member]
Monthly rent payable				$ 2,000